Acquisitions of Subsidiaries (Details 3) (USD $)	1 Months Ended
Aug. 31, 2011
Non-compete agreements | Beijing Advertisement
Allocated Value
Amortization Period	2 years 7 months 6 days
Beijing Jiahua
Allocated Value
Liabilities assumed	(468)
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total consideration	12,815,317
Cash consideration	9,416,363
Total tangible assets acquired	78,775
Beijing Jiahua | Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	16.00%
Fair value of equity interest	3,398,954
Beijing Jiahua | Customer relationship
Allocated Value
Intangible assets acquired:	3,307,686
Amortization Period	7 years 3 months 18 days
Beijing Jiahua | Non-compete agreements
Allocated Value
Intangible assets acquired:	953,596
Amortization Period	2 years 7 months 6 days